Taxes on income - Schedule of Income Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 71,434	$ 4,348	$ (3,920)
Foreign	10,871	7,049	5,335
Income before income tax expense	$ 82,305	$ 11,397	$ 1,415